Shareholder Report, Average Annual Return (Details) 197212_Pacer Trendpilot US Mid Cap ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® US Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Mid Cap ETF NAV
Average Annual Return, Percent	15.78%	3.19%	6.21%
Pacer Trendpilot US Mid Cap Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Mid Cap Index
Average Annual Return, Percent	16.22%	3.69%	6.81%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	31.17%	12.65%	14.91%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	29.49%	7.60%	11.29%